Credit Risk - Movement in gross exposure for loan commitment and financial guarantees (Details) £ in Millions	6 Months Ended
Jun. 30, 2022 GBP (£)
Gross exposure | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	£ 11,368
Net transfers between stages	0
Business activity in the period	8,146
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6,366)
Limit management and final repayments	(194)
Ending balance	12,954
Gross exposure | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	128,755
Net transfers between stages	0
Business activity in the period	27,104
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	7,830
Limit management and final repayments	(3,985)
Ending balance	159,704
Gross exposure | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	208,132
Net transfers between stages	0
Business activity in the period	40,223
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	19,362
Limit management and final repayments	(41,256)
Ending balance	226,461
Impairment allowance | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Impairment allowance | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	131
Net transfers between stages	0
Business activity in the period	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	25
Limit management and final repayments	(4)
Ending balance	153
Impairment allowance | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	411
Net transfers between stages	0
Business activity in the period	43
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(36)
Limit management and final repayments	(46)
Ending balance	372
Stage 1 | Gross exposure | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	10,833
Net transfers between stages	39
Business activity in the period	8,146
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6,354)
Limit management and final repayments	(172)
Ending balance	12,492
Stage 1 | Gross exposure | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	122,819
Net transfers between stages	(1,277)
Business activity in the period	26,892
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	9,385
Limit management and final repayments	(3,740)
Ending balance	154,079
Stage 1 | Gross exposure | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	178,490
Net transfers between stages	9,775
Business activity in the period	37,358
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	17,712
Limit management and final repayments	(36,362)
Ending balance	206,973
Stage 1 | Impairment allowance | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Stage 1 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	50
Net transfers between stages	23
Business activity in the period	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Limit management and final repayments	(1)
Ending balance	76
Stage 1 | Impairment allowance | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	167
Net transfers between stages	36
Business activity in the period	19
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(9)
Limit management and final repayments	(14)
Ending balance	199
Lifetime expected credit losses | Stage 2 | Gross exposure | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	532
Net transfers between stages	(39)
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(12)
Limit management and final repayments	(22)
Ending balance	459
Lifetime expected credit losses | Stage 2 | Gross exposure | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	5,718
Net transfers between stages	935
Business activity in the period	212
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,267)
Limit management and final repayments	(209)
Ending balance	5,389
Lifetime expected credit losses | Stage 2 | Gross exposure | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	28,565
Net transfers between stages	(9,709)
Business activity in the period	2,864
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,510
Limit management and final repayments	(4,649)
Ending balance	18,581
Lifetime expected credit losses | Stage 2 | Impairment allowance | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	61
Net transfers between stages	(18)
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	20
Limit management and final repayments	(3)
Ending balance	60
Lifetime expected credit losses | Stage 2 | Impairment allowance | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	241
Net transfers between stages	(37)
Business activity in the period	24
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(22)
Limit management and final repayments	(33)
Ending balance	173
Lifetime expected credit losses | Stage 3 | Gross exposure | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	3
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	3
Lifetime expected credit losses | Stage 3 | Gross exposure | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	218
Net transfers between stages	342
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(288)
Limit management and final repayments	(36)
Ending balance	236
Lifetime expected credit losses | Stage 3 | Gross exposure | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	1,077
Net transfers between stages	(66)
Business activity in the period	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	140
Limit management and final repayments	(245)
Ending balance	907
Lifetime expected credit losses | Stage 3 | Impairment allowance | Home loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	20
Net transfers between stages	(5)
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2
Limit management and final repayments	0
Ending balance	17
Lifetime expected credit losses | Stage 3 | Impairment allowance | Wholesale loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	3
Net transfers between stages	1
Business activity in the period	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5)
Limit management and final repayments	1
Ending balance	£ 0